SEGMENT REPORTING (Details Textual)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Sales Revenue, Goods, Net [Member] | Customer Concentration Risk [Member]
Concentration Risk, Percentage	91.80%	89.50%	95.30%	94.60%	90.40%	95.10%